Cash and Cash Equivalents	6 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Cash at bank and in hand	80,923,699	7,297,328
	80,923,699	7,297,328

Cash at bank earns interest at floating rates based on daily bank deposit rates.